Stock Options and Warrants (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	285,501	267,257	178,200
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 4 months 21 days	6 years 6 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 14.10	$ 15.00	$ 64.45
Options Exercisable, Number of Shares	100,664	72,890
Options Exercisable, Weighted Average Exercise Price	$ 17.55	$ 18.50
$0 - $10.0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	0	7.50
Exercise Price, Upper Limit	$ 10.00	$ 12.50
Options Outstanding, Number of Shares	95,864	4,675,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 4 months 2 days	8 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 7.80	$ 0.15
Options Exercisable, Number of Shares	10,724
Options Exercisable, Weighted Average Exercise Price	$ 7.74
$10.01- $15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	10.01	$ 12.51
Exercise Price, Upper Limit	$ 15.00	$ 25.00
Options Outstanding, Number of Shares	34,942	8,687,866	9,396,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 4 months 13 days	5 years 5 months 9 days
Options Outstanding, Weighted Average Exercise Price	$ 12.50	$ 1.30
Options Exercisable, Number of Shares	1,500	72,890
Options Exercisable, Weighted Average Exercise Price	$ 12.50	$ 18.50
$15.01- $20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	15.01
Exercise Price, Upper Limit	$ 20.00
Options Outstanding, Number of Shares	132,126
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 7 months 10 days
Options Outstanding, Weighted Average Exercise Price	$ 17.50
Options Exercisable, Number of Shares	69,712
Options Exercisable, Weighted Average Exercise Price	$ 17.50
$20.01- $25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	20.01
Exercise Price, Upper Limit	$ 25.00
Options Outstanding, Number of Shares	22,569
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 5 months 19 days
Options Outstanding, Weighted Average Exercise Price	$ 23.47
Options Exercisable, Number of Shares	18,728
Options Exercisable, Weighted Average Exercise Price	$ 23.77
$7.50 - $12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit		7.50
Exercise Price, Upper Limit		$ 12.50
Options Outstanding, Number of Shares		93,500
Options Outstanding, Weighted Average Remaining Contractual Life		8 years 6 months
Options Outstanding, Weighted Average Exercise Price		$ 9.50
Options Exercisable, Number of Shares
Options Exercisable, Weighted Average Exercise Price
$12.51 - $25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit		$ 12.51
Exercise Price, Upper Limit		$ 25.00
Options Outstanding, Number of Shares		173,758
Options Outstanding, Weighted Average Remaining Contractual Life		5 years 5 months 9 days
Options Outstanding, Weighted Average Exercise Price		$ 18.50
Options Exercisable, Number of Shares		72,890
Options Exercisable, Weighted Average Exercise Price		$ 18.50